RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]

Operating lease liabilities are summarized below:

Amount at inception of leases	$4,069,476
Amount amortized	(1,713,628)
Balance – November 30, 2021	$2,355,848

Warehouse and offices	$2,091,664
Land	220,738
Office equipment	8,762
Balance – November 30, 2021	$2,355,848

Lease liability	$2,355,848
Less: current portion	(306,464)
Lease liability, non-current	$2,049,384

Right to use assets – operating leases are summarized below:

May 31, 2021
Amount at inception of leases	$3,891,437
Amount amortized	(1,641,428)
Balance – May 31, 2021	$2,250,009

Amount at inception of leases	$3,848,038
Amount amortized	(1,581,619)
Balance – May 31, 2021	$2,266,419

May 31, 2021
Warehouses and offices	$2,250,009
Lease liability	$2,266,419
Less: current portion	(287,125)
Lease liability, non-current	$1,979,294

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Maturity analysis under these lease agreements is as follows:

Twelve months ended November 30, 2022	$498,901
Twelve months ended November 30, 2023	495,845
Twelve months ended November 30, 2024	509,175
Twelve months ended November 30, 2025	522,901
Twelve months ended November 30, 2026	301,548
Thereafter	855,723
Total	$3,184,093
Less: Present value discount	(828,245)
Lease liability	$2,355,848

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2022	$458,148
Twelve months ended May 31, 2023	449,071
Twelve months ended May 31, 2024	458,205
Twelve months ended May 31, 2025	471,732
Twelve months ended May 31, 2026	407,415
Thereafter	719,933
Total	$2,964,504
Less: Present value discount	(698,085)
Lease liability	$2,266,419

Lessee, Operating Lease, Disclosure [Table Text Block]	Right to use assets – operating leases are summarized below:
November 30, 2021
Amount at inception of leases	$4,112,876
Amount amortized	(1,791,712)
Balance – November 30, 2021	$2,321,164